FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE INCOME AND COSTS
Schedule of finance income and costs

Finance income and costs for the years ended December 31, 2019, 2018 and 2017 comprised the following:

	2019	2018	2017
Interest expense:
– Loans and notes	30,105	25,589	22,088
– Amortization of debt issuance costs	489	415	623
– Lease obligations(1)	13,416	12,852	954
– Provisions: unwinding of discount	113	151	70
Total interest expense	44,123	39,007	23,735
Loss on financial instruments	780	1,008	2,486
Other finance costs	153	47	97
Total finance costs	45,056	40,062	26,318
Less: amounts capitalized on qualifying assets (2)	(550)	(460)	(307)
Debt modification/derecognition and other loss/(gain)	2,862	(2,614)	—
Finance costs	47,368	36,988	26,011
Finance income on loans and receivables
– Interest income on bank deposits	3,322	4,788	4,525
– Interest income on loans issued	91	357	330
– Other finance income	943	442	400
Finance income	4,356	5,587	5,255
Net finance costs	43,012	31,401	20,756
(1)	Starting from January 1, 2018 the Group has applied IFRS 16, “Leases”
(2)	The annual weighted average capitalization rates of 8.1%, 8.2% and 8.2% were used to determine the amount of capitalized interest for the years ended December 31, 2019, 2018 and 2017, respectively.